FEDERATED INSTITUTIONAL TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 1, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED INSTITUTIONAL TRUST (the “Trust”)

Federated Government Ultrashort Duration Fund

Class A Shares

Institutional Shares

Service Shares

Class R6 Shares

Federated Short-Intermediate Total Return Bond Fund

Class A Shares

Institutional Shares

Service Shares

Class R6 Shares

1933 Act File No. 33-54445

1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2016, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 82 on October 26, 2016.

If you have any questions regarding this certification, please contact me at (412) 288-1165.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary